SHORT-TERM BANK BORROWINGS (Details)	1 Months Ended												12 Months Ended
	Aug. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Apr. 30, 2022	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SHORT-TERM BANK BORROWINGS
Restricted cash					¥ 186,340,321								¥ 107,666,733		¥ 186,340,321		$ 15,164,542
Weighted average interest rate					3.00%								3.20%		3.00%		3.20%
Drawdowns repaid													¥ 160,000,000	$ 22,535,528	¥ 360,000,000	¥ 340,000,000
Two-year secured loan facility
SHORT-TERM BANK BORROWINGS
Debt term												2 years
Withdrawal amount under facility agreement					¥ 160,000,000	¥ 160,000,000			¥ 160,000,000			¥ 160,000,000
Percentage of interest bearded under facility agreement				3.00%	3.00%	3.20%						3.50%
Repayment of loan									¥ 120,000,000	¥ 40,000,000
Collateral deposits					¥ 176,204,380								0		176,204,380
Outstanding amount					160,000,000								0		160,000,000
Two-year secured loan facility | Maximum
SHORT-TERM BANK BORROWINGS
Maximum credit facility amount												¥ 160,000,000
Twelve months secured loan facility
SHORT-TERM BANK BORROWINGS
Debt term			12 months
Withdrawal amount under facility agreement	¥ 58,619,195	¥ 41,380,805
Percentage of interest bearded under facility agreement	3.20%	3.20%
Collateral deposits													107,521,732
Outstanding amount													100,000,000
Twelve months secured loan facility | Maximum
SHORT-TERM BANK BORROWINGS
Maximum credit facility amount			¥ 160,000,000
Short term bank borrowings
SHORT-TERM BANK BORROWINGS
Unused secured loan facility amount					0								60,000,000		0
Secured borrowings
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings					160,000,000								¥ 100,000,000		160,000,000
Commercial bank
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings					¥ 0		¥ 20,000,000				¥ 20,000,000				¥ 0
Debt term							1 year	12 months			10 months
Interest rate (in percent)							3.30%				3.50%